Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 24, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001849998
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 24, 2022
Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2022
Prospectus Date	rr_ProspectusDate	Jun. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Short Duration Corporate ETF | Federated Hermes Short Duration Corporate ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XFCSX
Federated Hermes Short Duration High Yield ETF | Federated Hermes Short Duration High Yield ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHYS